Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-Term Investments [Abstract]
Beginning balance	$ 1,605,882
Purchases	71,492,241	192,785,066
Redemption	(72,572,216)	(192,022,189)
Realized gain	(64,596)	870,200
Exchange difference	71,601	(27,195)
Ending balance	$ 532,912	$ 1,605,882